Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes [Abstract]
Schedule of provision for income taxes
	Year Ended December 31,
	2022	2021	2020
		(Restated)

Income before income taxes	$2,791,875	$(832,074)	$(5,826,526)
Combined statutory income tax rate	26.14%	27.00%	27.00%
Income tax benefit at the statutory tax rate	729,657	(224,660)	(1,573,162)
Non-deductible expenses	15,626	273,784	119,543
Revaluation of warrant liabilities	(8,365,980)	(418,774)	-
Foreign exchange gain	(593,325)	-	-
Share based compensation	-	1,304,058	336,839
Tax asset recognized			(71,801)
Impairment of goodwill	329,506	-	-
Effect of lower tax rate of subsidiary	-	(103,388)	-
Temporary difference unrecognized	-	-	532,589
Other	59,931	126,874	1,497
Change in unrecognized deferred tax asset	6,287,118	1,342,725	18,682
Deferred Income tax (recovery) provision	$(1,537,467)	$2,300,619	$(635,813)

Current income taxes in the income statement	$-	$127,340	$-
Composition of deferred income taxes in the income statement
Inception and reversal of temporary differences	$(7,824,585)	$2,089,839	$(1,168,402)
Prior period adjustment	-	83,440
Change in unrecognized deferred tax asset	6,287,118	-	532,589
Deferred Income tax (recovery) provision	$(1,537,467)	$2,173,279	$(635,813)
Total income tax expense (recovery) for the year	$(1,537,467)	$2,300,619	$(635,813)

Schedule of deferred tax assets
	January 1,	Profit or	Other Comprehensive		December 31,
	2022	loss	Income	Equity	2022

Property, plant and equipment	$(1,781,767)	$(3,249,116)	$-	$-	$(5,030,883)
Right of use assets	(543,242)	(120,181)	-	-	(663,423)
Digital currencies	(1,047,759)	1,186,091	1,047,758	-	1,186,090
Lease liabilities	-	143,082	-	-	143,082
Stock based compensation	709,474	(638,992)	-	(70,482)	-
Non-capital losses	148,551	4,216,583	-	-	4,365,134
Non-capital losses - Canada	-	593,325	-	-	593,325
Unrealized foreign exchange gain - Canada	-	(593,325)	-	-	(593,325)
Total	$(2,514,743)	$1,537,467	$1,047,758	$(70,482)	$-
	January 1,	Profit or	Other Comprehensive		December 31,
	2021	loss	Income	Equity	2021
Property, plant and equipment	$(755,431)	$(1,026,336)	$-	$-	$(1,781,767)
Right of use assets	(630,826)	87,584	-	-	(543,242)
Digital currencies	(701,451)	-	(346,308)	-	(1,047,759)
Lease liabilities	665,439	(665,439)	-	-	-
Stock based compensation	-	637,673	-	71,801	709,474
Non-capital losses	1,356,631	(1,208,080)	-	-	148,551
Total	$(65,638)	$(2,174,598)	$(346,308)	$71,801	$(2,514,743)

	January 1,	Profit or	Other Comprehensive		December 31,
	2021	loss	Income	Equity	2021
Property, plant and equipment	-	$(755,431)	$-	$-	$(755,431)
Right of use assets	-	(630,826)	-	-	(630,826)
Digital currencies	-	-	(701,451)	-	(701,451)
Lease liabilities	-	665,439	-	-	665,439
Non-capital losses	-	1,356,631	-	-	1,356,631
Total		635,813	(701,451)		(65,638)

Schedule of deferred tax assets
	As at	As at	As at
	December 31,	December 31,	December 31,
	2022	2021	2020
Share issue costs	$6,042,213	$529,320	$758,041
Stock based compensation	4,307,117	-	-
Property, plant and equipment	-	-	26,402,452
Non-capital losses - USA	21,425,219	-	-
Non-capital losses - Canada	1,929,162	2,359,944	557,042
	$33,703,711	$2,889,264	$27,717,535